CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 250,561,000	$ 160,503,000
Short-term investments	6,115,000	0
Trade receivables, net of allowances for credit losses of $22,064 and $10,122, respectively	719,114,000	361,721,000
Grower advance receivables, net of allowances of $9,606 and $5,598, respectively	72,350,000	18,946,000
Other receivables, net of allowances of $14,066 and $2,850, respectively	125,908,000	28,540,000
Inventories, net of allowances of $7,447 and $0, respectively	410,737,000	141,179,000
Prepaid expenses	45,339,000	16,570,000
Other current assets	11,011,000	2,936,000
Assets held-for-sale	200,000	0
Total current assets	1,641,335,000	730,395,000
Long-term investments	23,433,000	0
Investments in unconsolidated affiliates	128,407,000	458,557,000
Actively marketed property	50,364,000	0
Property, plant and equipment, net of accumulated depreciation of $283,677 and $160,111, respectively	1,430,850,000	219,665,000
Operating lease right-of-use assets	368,632,000	140,212,000
Goodwill	511,333,000	234,161,000
DOLE brand	306,280,000	0
Other intangible assets, net of accumulated amortization of $117,499 and $119,576 respectively	62,046,000	65,634,000
Other assets	98,917,000	30,496,000
Deferred income tax assets	46,371,000	6,682,000
Total assets	4,667,968,000	1,885,802,000
LIABILITIES AND EQUITY
Accounts payable	696,766,000	474,528,000
Income taxes payable	10,316,000	2,589,000
Accrued liabilities	464,931,000	123,463,000
Bank overdrafts	9,395,000	11,243,000
Notes payable and current portion of long-term debt, net	51,785,000	20,748,000
Current maturities of operating leases	73,046,000	21,910,000
Other tax	35,212,000	23,371,000
Contingent consideration	2,958,000	4,912,000
Pension and postretirement benefits	17,664,000	5,787,000
Dividends payable and other current liabilities	9,078,000	1,355,000
Total current liabilities	1,371,151,000	689,906,000
Long-term debt, net	1,297,808,000	314,840,000
Operating leases, less current maturities	305,714,000	122,225,000
Deferred income tax liabilities	145,689,000	22,451,000
Income tax payable, less current portion	40,439,000	0
Contingent consideration, less current portion	4,302,000	5,786,000
Pension and postretirement benefits, less current portion	152,149,000	23,607,000
Other long-term liabilities	105,310,000	18,755,000
Total liabilities	3,422,562,000	1,197,570,000
Commitments and contingent liabilities:
Redeemable noncontrolling interests	32,776,000	30,317,000
Stockholders’ equity:
Common stock—$0.001 par value; 300,000,000 shares authorized and 94,877,706 shares outstanding as of December 31, 2021 and 1,000,000,000 shares authorized and 410,724,962 shares outstanding as of December 31, 2020	950,000	4,865,000
Additional paid-in capital	792,223,000	198,232,000
Retained earnings	413,335,000	460,715,000
Accumulated other comprehensive loss	(125,919,000)	(128,803,000)
Total equity attributable to Dole plc	1,080,589,000	535,009,000
Equity attributable to noncontrolling interests	132,041,000	122,906,000
Total equity	1,212,630,000	657,915,000
Total liabilities, redeemable noncontrolling interests and equity	$ 4,667,968,000	$ 1,885,802,000